OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Future Minimum lease payments	$ 38,393	$ 27,403	$ 20,356
Less than 1 year
OPERATING EXPENSES
Future Minimum lease payments	14,885	8,311	5,057
1-5 years
OPERATING EXPENSES
Future Minimum lease payments	20,600	12,372	11,051
More than 5 years
OPERATING EXPENSES
Future Minimum lease payments	$ 2,908	$ 6,720	$ 4,248